Non-Controlling Interests - Summary of Changes in Non-Controlling Interests (Detail) ¥ in Thousands, $ in Thousands	12 Months Ended
	Aug. 31, 2017 CNY (¥)	Aug. 31, 2017 USD ($)	Aug. 31, 2016 CNY (¥)	Aug. 31, 2015 CNY (¥)
Minority Interest [Line Items]
Beginning Balance	¥ 44,832		¥ 5,542	¥ (2,486)
Capital injection from non-controlling interest shareholders	3,600			7,862
Loss (income) attributable to non-controlling interests	19,759	$ 2,999	39,290	166
Acquisition of additional interest in subsidiaries of non-controlling interests	(64,866)
Ending Balance	3,325	$ 505	44,832	5,542
Guangdong Country Garden School ("GCGS")
Minority Interest [Line Items]
Beginning Balance	(329)		(12,796)	(13,308)
Loss (income) attributable to non-controlling interests	9,638		12,467	512
Acquisition of additional interest in subsidiaries of non-controlling interests	(9,309)
Ending Balance			(329)	(12,796)
Huanan Country Garden School ("HCGS")
Minority Interest [Line Items]
Beginning Balance	(4,169)		(6,707)	(4,824)
Loss (income) attributable to non-controlling interests	1,613		2,538	(1,883)
Acquisition of additional interest in subsidiaries of non-controlling interests	2,556
Ending Balance			(4,169)	(6,707)
Phoenix City Bilingual School ("PCBS")
Minority Interest [Line Items]
Beginning Balance	8,383		4,061	5,014
Loss (income) attributable to non-controlling interests	2,249		4,322	(953)
Acquisition of additional interest in subsidiaries of non-controlling interests	(10,632)
Ending Balance			8,383	4,061
Country Garden Venice Bilingual School ("CGBS")
Minority Interest [Line Items]
Beginning Balance	17,081		12,638	10,809
Loss (income) attributable to non-controlling interests	100		4,443	1,829
Acquisition of additional interest in subsidiaries of non-controlling interests	(17,181)
Ending Balance			17,081	12,638
Others
Minority Interest [Line Items]
Beginning Balance	23,866		8,346	(177)
Capital injection from non-controlling interest shareholders	3,600			7,862
Loss (income) attributable to non-controlling interests	6,159		15,520	661
Acquisition of additional interest in subsidiaries of non-controlling interests	(30,300)
Ending Balance	¥ 3,325		¥ 23,866	¥ 8,346